Discontinued Operation - Additional Information (Detail) - EUR (€) € in Millions, shares in Millions					1 Months Ended			12 Months Ended
	Apr. 14, 2016	Feb. 02, 2016	Jan. 05, 2016	Dec. 31, 2015	May 31, 2015	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Discontinued Operations [line items]
Tax effect on the result on disposal of discontinued operations									€ 2.0	€ 0.0
Total comprehensive income								€ 3,774.0	4,714.0	6,456.0
Total comprehensive income attributable to equity holders								3,665.0	4,714.0	5,922.0
Total comprehensive income attributable to non-controlling interests								€ 109.0		534.0
NN Group [member]
Disclosure of Discontinued Operations [line items]
Dividend received										59.0
Total comprehensive income					€ 1,718.0
Total comprehensive income attributable to equity holders					941.0
Total comprehensive income attributable to non-controlling interests					€ 777.0
Interest held		14.09%	16.22%	25.75%	54.77%
Impact on profit or loss			€ 522.0
Disposal of ordinary shares in divestment transaction			33.0
Ordinary shares repurchased			8.0
Gross transaction value in divestment transaction			€ 1,000.0
Mandatory exchangeable subordinated notes exchanged		€ 337.5
Notes exchanged into ordinary shares		€ 210.0
Ordinary shares issued in exchange of notes		6.9
Notes settled in cash		€ 128.0
NN Group [member] | Deconsolidation of NN Group [Member]
Disclosure of Discontinued Operations [line items]
Impact on profit or loss										(1,224.0)
NN Group [member] | Divestment of NN Group [Member]
Disclosure of Discontinued Operations [line items]
Impact on profit or loss									€ 448.0	(15.0)
Voya Financial Inc. [member]
Disclosure of Discontinued Operations [line items]
Interest held						0.00%	18.90%
Voya Financial Inc. [member] | Divestment of voya [member]
Disclosure of Discontinued Operations [line items]
Impact on profit or loss										€ 323.0
Divestment of remaining share holding In NN Group [member] | Date of divestment transactions in april 2016 for divestment remaining shareholding in nn group [member]
Disclosure of Discontinued Operations [line items]
Impact on profit or loss	€ (66.0)
Disposal of ordinary shares in divestment transaction	45.7
Gross transaction value in divestment transaction	€ 1,406.0